CONVERTIBLE DEBT - Convertible debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CONVERTIBLE DEBT
Convertible notes payable	$ 6,189,849	$ 5,321,303	$ 8,542,323
2025 convertible notes
CONVERTIBLE DEBT
Convertible notes payable	2,030,796	3,778,303
2024 convertible notes
CONVERTIBLE DEBT
Convertible notes payable			2,547,209
Assumed 2024 Note
CONVERTIBLE DEBT
Convertible notes payable			3,630,000
SEPA Convertible Note
CONVERTIBLE DEBT
Convertible notes payable	$ 841,000	1,543,000	2,365,114
Derivative liability		$ 65,114	$ 65,114